           [ALPHA LOGO]
                                          ALPHA
                                          STRATEGIES I
                                          FUND
           A series of AIP Alternative Strategies Funds

       SEMI-ANNUAL REPORT
        JANUARY 31, 2003

WEB                  WWW.AIPFUNDS.COM
TICKER SYMBOL        ALPHX
CALL                 1.877.LOW.BETA

                                          INVESTMENT ADVISER
                                          ALTERNATIVE INVESTMENT PARTNERS, LLC
                                          The mutual fund adviser dedicated
                                          exclusively to absolute return
                                          strategies(SM)
                                          - An affiliate of Asset Alliance
                                          Corporation



                                          PORTFOLIO RESEARCH
                                          CONSULTANT
                                          TRUST ADVISORS, LLC
                                          Style Management and
                                          Portfolio Analytics



                                          INVESTMENT SUB-ADVISERS
                                          CAPITALWORKS INVESTMENT PARTNERS, LLC
                                          Convertible Bond Arbitrage &
                                          Long/Short Equity



                                          SMITH BREEDEN ASSOCIATES, INC.
                                          Fixed Income Arbitrage



                                          TWIN CAPITAL MANAGEMENT, INC.
                                          Long/Short Equity



                                          ZACKS INVESTMENT MANAGEMENT, INC.
                                          Long/Short Equity

                   FUNDS FOR THE WELL-INFORMED INVESTOR.(SM)

AIP Alternative Strategies Funds
SHAREHOLDER'S LETTER

January 31, 2003
--------------------------------------------------------------------------------
Dear Fellow Shareholders:

We are pleased to present the AIP Alternative Strategies Funds semi-annual report for the period ended January 31, 2003. Alternative Investment Partners, LLC, the mutual fund manager dedicated exclusively to absolute return strategies(sm), created the AIP Fund Family to offer the benefits of absolute return investing to a broader spectrum of individual and institutional investors.

Our flagship product, Alpha Strategies I Fund, launched in September 2002, has been met with a great deal of media and investor interest, with articles appearing in publications such as Forbes.com, Investment News, HedgeWorld and Mutual Fund Market News, as well as a feature appearance on CNNfn.

The equity markets continued to suffer significant losses through 2002, a third consecutive negative year as reflected in the popular market indices, with concerns over corporate governance and accounting, geo-political conflict, a weakening dollar, rising unemployment and the question of prospects for economic recovery all contributing to investor uncertainty. Looking forward, investors likely will face continued exposure to elevated levels of market volatility in the pursuit of attractive historical equity returns.

Against this backdrop, AIP offers investors an alternative to traditional long-only equity investments and a way to further diversify their portfolio, reduce overall volatility and enhance risk-adjusted returns. Alpha Strategies I Fund is designed to provide its shareholders with consistent positive returns and a low correlation to general equity and fixed-income market indices in both bull and bear markets.

AIP Alternative Strategies Funds
SHAREHOLDERS' LETTER

January 31, 2003 (continued)
--------------------------------------------------------------------------------

Together with the Fund's Portfolio Research Consultant, Trust Advisors, and the Fund's Sub-Advisers, CapitalWorks Investment Partners, Smith Breeden Associates, Twin Capital Management, and Zacks Investment Management, we thank our shareholders for their interest and response and we will strive to continue to provide you with rewarding long-term investment returns.

Very truly yours,


/s/ Steven R. Samson
Steven R. Samson                  /s/ Lee W. Shultheis
Chairman of the Board             Lee W. Schultheis
AIP Alternative Strategies        Chief Investment Officer
Funds                             Alternative Investment
                                  Partners, LLC

Short-term performance, in particular, is not a good indication of the Fund's future performance, and an investment should not be made based solely on returns. The Fund may employ investment strategies that involve greater risks than the strategies used by typical mutual funds, including short sales, leverage and derivative transactions. There is no assurance that these strategies will protect against losses. As a non-diversified fund, the value of the Fund's shares may fluctuate more than shares invested in a broader range of industries and companies. Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances.

Distributor: Quasar Distributors, LLC is not an affiliate of AIP Alternative Strategies Funds. 2/03

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

          COMMON STOCKS -- 53.73%+                SHARES         VALUE
-------------------------------------------------------------------------
ADVERTISING AGENCIES -- 0.27%+
Clear Channel Communications, Inc.*(+)......           800    $    32,064
                                                              -----------
AEROSPACE/DEFENSE -- 0.63%+
General Dynamics Corporation(+).............           300         19,842
L-3 Communications Holdings, Inc.*(+).......         1,230         55,067
                                                              -----------
                                                                   74,909
                                                              -----------
APPLIANCES -- 0.65%+
Maytag Corporation(+).......................         1,500         37,905
Whirlpool Corporation(+)....................           750         38,977
                                                              -----------
                                                                   76,882
                                                              -----------
BANKS AND SAVINGS AND LOANS -- 3.18%+
Bank of America Corporation(+)..............           410         28,721
Commerce Bancorp, Inc.(+)...................           850         37,307
First Tennessee National Corporation(+).....           880         33,000
GreenPoint Financial Corp.(+)...............         1,310         56,474
MBNA Corporation(+).........................         1,500         25,245
National City Corporation(+)................         1,250         34,750
North Folk Bancorporation, Inc.(+)..........           850         27,566
SouthTrust Corporation(+)...................         2,170         56,550
UCBH Holdings, Inc.(+)......................           960         41,184
Washington Mutual, Inc.(+)..................         1,100         37,895
                                                              -----------
                                                                  378,692
                                                              -----------
BIOMEDICAL PRODUCTS -- 1.26%+
Amgen Inc.*(+)..............................           370         18,855
Biosite Incorporated*(+)....................           820         29,316
Cambrex Corporation(+)......................           800         20,560
Cephalon, Inc.*(+)..........................           340         15,820
Gilead Sciences, Inc.*(+)...................         1,100         38,390
Trimeris, Inc.*(+)..........................           650         27,476
                                                              -----------
                                                                  150,417
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
BOOKS, PUBLISHING AND PRINTING -- 1.03%+
R.R. Donnelley & Sons Company(+)............         1,500    $    32,325
Scholastic Corporation*(+)..................           600         21,371
The McGraw-Hill Companies, Inc.(+)..........           600         35,532
Tribune Company(+)..........................           680         32,912
                                                              -----------
                                                                  122,140
                                                              -----------
CABLE SERVICES -- 0.39%+
Comcast Corporation -- Class A*(+)..........           873         23,248
PanAmSat Corporation*(+)....................         1,700         23,375
                                                              -----------
                                                                   46,623
                                                              -----------
CASINOS, GAMBLING AND LOTTERY -- 0.84%+
GTECH Holdings Corporation*(+)..............           920         25,024
Harrah's Entertainment, Inc.*(+)............           700         25,396
International Game Technology*(+)...........           630         49,688
                                                              -----------
                                                                  100,108
                                                              -----------
CATALOG AND MAIL-ORDER HOUSES -- 0.22%+
Amazon.com, Inc.*(+)........................         1,200         26,220
                                                              -----------
CHEMICALS AND CHEMICAL PREPARATION -- 0.97%+
Air Products and Chemicals, Inc.(+).........           500         20,725
Engelhard Corporation(+)....................         1,590         32,929
FMC Corporation*(+).........................         1,050         20,979
Great Lakes Chemical Corporation(+).........           410          9,114
Sigma-Aldrich Corporation(+)................           700         31,409
                                                              -----------
                                                                  115,156
                                                              -----------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.44%+
Cerner Corporation*(+)......................         1,230         45,349
Itron, Inc.* (+)............................           460          7,337
                                                              -----------
                                                                   52,686
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
COMPUTER PROCESSING AND DATA PREPARATION AND
  PROCESSING SERVICES -- 0.45%+
Affiliated Computer Services, Inc. -- Class
  A*(+).....................................           300    $    16,266
CheckFree Corp.*(+).........................         1,940         37,306
                                                              -----------
                                                                   53,572
                                                              -----------
COMPUTER SERVICES -- 0.11%+
FactSet Research Systems Inc.(+)............           500         13,595
                                                              -----------
COMPUTERS -- SOFTWARE -- 1.53%+
Aspen Technology, Inc.*(+)..................         2,270          6,719
Citrix Systems, Inc.*(+)....................         1,500         20,700
Electronic Arts Inc.*(+)....................           600         31,086
Foundry Networks, Inc.*(+)..................           560          4,648
Intuit Inc.*(+).............................           700         30,870
Mercury Interactive Corporation*(+).........           600         21,330
Microsoft Corporation*(+)...................           700         33,222
Sybase, Inc.*(+)............................           750         10,785
Symantec Corporation*(+)....................           490         22,873
                                                              -----------
                                                                  182,233
                                                              -----------
CONSULTING SERVICES -- 0.50%+
FTI Consulting, Inc.*(+)....................           970         39,915
Right Management Consultants, Inc.*(+)......         1,470         20,139
                                                              -----------
                                                                   60,054
                                                              -----------
CONSUMER
  PRODUCTS -- BEVERAGES -- ALCOHOLIC --
  0.48%+
Adolph Coors Company -- Class B(+)..........           490         29,498
Constellation Brands, Inc. -- Class A*(+)...         1,090         27,326
                                                              -----------
                                                                   56,824
                                                              -----------
CONSUMER PRODUCTS -- BEVERAGES -- SOFT
  DRINKS AND CARBONATED WATERS -- 0.54%+
PepsiCo, Inc.(+)............................           720         29,146
The Pepsi Bottling Group, Inc.(+)...........         1,400         35,490
                                                              -----------
                                                                   64,636
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
CONSUMER PRODUCTS -- FOODS -- 2.02%+
Bunge Limited(+)............................         1,120    $    29,120
Fresh Del Monte Produce Inc.(+).............         1,620         33,534
General Mills, Inc.(+)......................           760         34,147
Hershey Foods Corporation(+)................           980         63,210
McCormick & Company, Incorporated(+)........         1,440         32,256
Sara Lee Corporation(+).....................         1,290         25,723
Unilever N.V. ADR(+)........................           400         22,684
                                                              -----------
                                                                  240,674
                                                              -----------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 1.64%+
Fortune Brands, Inc.(+).....................         1,020         44,951
Lexmark International, Inc.*(+).............           980         59,329
Masco Corporation(+)........................         1,850         33,651
Molex Incorporated(+).......................         1,300         27,287
Newell Rubbermaid Inc.(+)...................         1,100         30,635
                                                              -----------
                                                                  195,853
                                                              -----------
CONSUMER PRODUCTS -- PERFUME, COSMETICS AND
  OTHER TOILETRIES -- 0.94%+
Avon Products, Inc.(+)......................           390         19,500
International Flavors & Fragrances
  Inc.(+)...................................           780         24,781
Kimberly-Clark Corporation(+)...............           600         27,792
The Procter & Gamble Company(+).............           460         39,362
                                                              -----------
                                                                  111,435
                                                              -----------
CONSUMER PRODUCTS -- SOAP AND OTHER
  DETERGENTS -- 0.53%+
Church & Dwight Co., Inc.(+)................           630         18,270
The Clorox Company(+).......................           840         32,105
The Dial Corporation(+).....................           680         12,716
                                                              -----------
                                                                   63,091
                                                              -----------
CONSUMER PRODUCTS -- TOOLS -- 0.17%+
The Black & Decker Corporation(+)...........           560         20,518
                                                              -----------
CREDIT INSTITUTIONS -- 0.21%+
American Express Company(+).................           700         24,871
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
CREDIT REPORTING SERVICES -- 0.21%+
ChoicePoint, Inc.*(+).......................           690    $    24,840
                                                              -----------
CRUDE PETROLEUM AND NATURAL GAS -- 2.26%+
Anadarko Petroleum Corporation(+)...........           160          7,378
Burlington Resources Inc.(+)................           900         39,690
ConocoPhillips(+)...........................           500         24,095
Devon Energy Corporation(+).................           400         18,120
Equitable Resources, Inc.(+)................           800         29,744
Kerr-McGee Corporation(+)...................           500         20,885
Kinder Morgan Energy Partners, L.P.(+)......           400         14,380
Occidental Petroleum Corporation(+).........         1,250         36,512
ONEOK, Inc.(+)..............................         1,100         18,865
Valero Energy Corporation(+)................           900         30,951
XTO Energy, Inc.(+).........................         1,190         28,965
                                                              -----------
                                                                  269,585
                                                              -----------
ELECTRIC, UTILITY AND OTHER
  SERVICES -- 0.87%+
ALLETE, Inc.(+).............................           900         18,441
Exelon Corporation(+).......................           400         20,372
FPL Group, Inc.(+)..........................           400         23,356
General Electric Company(+).................           900         20,826
Progress Energy, Inc.(+)....................           500         20,205
                                                              -----------
                                                                  103,200
                                                              -----------
ELECTRONIC COMPONENTS -- 0.38%+
Benchmark Electronics, Inc.*(+).............         1,410         45,825
                                                              -----------
EMPLOYMENT SERVICES -- 0.13%+
Manpower Inc.(+)............................           450         15,606
                                                              -----------
FARM MACHINERY AND EQUIPMENT -- 0.48%+
AGCO Corporation*(+)........................         1,160         20,764
Deere & Company(+)..........................           850         35,870
                                                              -----------
                                                                   56,634
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.45%+
The Bear Stearns Companies Inc.(+)..........           400    $    24,820
The BISYS Group, Inc.*(+)...................         1,800         28,440
                                                              -----------
                                                                   53,260
                                                              -----------
GENERAL CONTRACTORS -- 1.20%+
Centex Corporation(+).......................         1,280         67,738
KB HOME(+)..................................           700         31,297
Lennar Corporation(+).......................           250         13,465
Pulte Homes, Inc.(+)........................           600         29,988
                                                              -----------
                                                                  142,488
                                                              -----------
GOVERNMENT AGENCY SECURITIES -- 0.39%+
Fannie Mae(+)...............................           710         45,937
                                                              -----------
INSURANCE -- 2.45%+
ACE Limited(+)..............................           900         26,505
Aegon N.V. ADR(+)...........................         1,700         21,624
Ambac Financial Group, Inc.(+)..............           650         34,821
American International Group, Inc.(+).......           650         35,178
Brown & Brown, Inc.(+)......................           630         18,761
Everest Re Group, Ltd.(+)...................           210         10,599
RenaissanceRe Holdings Ltd.(+)..............         1,180         46,338
The Allstate Corporation(+).................         1,080         38,005
The Progressive Corporation(+)..............         1,250         60,425
                                                              -----------
                                                                  292,256
                                                              -----------
MANUFACTURING -- DIVERSIFIED
  OPERATIONS -- 0.95%+
3M Co.(+)...................................           360         44,838
Eaton Corporation(+)........................           410         29,143
Ingersoll-Rand Company -- Class A(+)........         1,000         39,260
                                                              -----------
                                                                  113,241
                                                              -----------
MEDICAL, DENTAL AND HOSPITAL PRODUCTS AND
  SERVICES -- 0.39%+
Henry Schein, Inc.*(+)......................           460         18,644
STERIS Corporation*(+)......................         1,200         28,140
                                                              -----------
                                                                   46,784
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
MEDICAL -- DISTRIBUTION SERVICES -- 0.43%+
AdvancePCS*.................................           890    $    25,863
Cardinal Health, Inc. ......................           430         25,082
                                                              -----------
                                                                   50,945
                                                              -----------
MEDICAL -- HEALTH CARE SERVICES -- 0.97%+
Apria Healthcare Group Inc.*................         1,000         23,050
Manor Care, Inc.*(+)........................         1,100         21,142
Triad Hospitals, Inc.*......................         1,000         27,800
Universal Health Services, Inc. -- Class
  B*(+).....................................           940         43,785
                                                              -----------
                                                                  115,777
                                                              -----------
MEDICAL -- HOSPITAL AND MEDICAL SERVICES
  PLANS -- 0.55%+
Coventry Health Care, Inc.*.................           350          9,712
PacifiCare Health Systems, Inc.*............         1,050         29,956
WellPoint Health Networks Inc.*.............           360         26,165
                                                              -----------
                                                                   65,833
                                                              -----------
MEDICAL -- INSTRUMENTS -- 1.24%+
Applera Corporation -- Applied Biosystems
  Group.....................................         1,600         28,080
Beckman Coulter, Inc. ......................           800         25,768
Boston Scientific Corporation*..............           680         27,506
PerkinElmer, Inc. ..........................           540          4,212
St. Jude Medical, Inc.*(+)..................           840         36,599
Thermo Electron Corporation*................         1,400         25,438
                                                              -----------
                                                                  147,603
                                                              -----------
MEDICAL LABORATORIES -- 0.16%+
Laboratory Corporation of America
  Holdings*.................................           700         18,725
                                                              -----------
MEDICAL -- OPHTHALMIC GOODS -- 0.34%+
Bausch & Lomb Incorporated(+)...............           800         26,600
The Cooper Companies, Inc. .................           560         14,342
                                                              -----------
                                                                   40,942
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
METAL WORKS, BLAST FURNACES AND ROLLING --
  1.03%+
Nucor Corporation...........................           700    $    27,937
The Timken Company..........................         2,050         35,485
United States Steel Corporation.............         2,450         35,158
Worthington Industries, Inc. ...............         1,600         24,272
                                                              -----------
                                                                  122,852
                                                              -----------
MOTOR VEHICLES -- 0.79%+
DaimlerChrysler AG..........................         1,000         30,600
General Motors Corporation..................           900         32,697
Harley-Davidson, Inc. ......................           750         31,335
                                                              -----------
                                                                   94,632
                                                              -----------
OFFICE SUPPLIES -- 0.40%+
Avery Dennison Corporation..................           500         29,795
United Stationers Inc.*(+)..................           800         17,808
                                                              -----------
                                                                   47,603
                                                              -----------
PACKAGING -- 0.52%+
Ball Corporation............................           630         33,075
Pactiv Corporation*.........................         1,400         28,574
                                                              -----------
                                                                   61,649
                                                              -----------
PHARMACEUTICAL PREPARATIONS -- 5.02%+
Albany Molecular Research, Inc.*............         2,050         33,151
Axcan Pharma Inc.*..........................         1,190         13,173
CV Therapeutics, Inc.*......................         1,500         25,200
Johnson & Johnson(+)........................         1,430         76,662
King Pharmaceuticals, Inc.*.................         1,030         15,120
Merck & Co. Inc. ...........................           450         24,926
Mylan Laboratories Inc.(+)..................         2,100         56,112
OSI Pharmaceuticals, Inc.*..................         1,300         19,798
Pharmaceutical Product Development, Inc.*...           770         22,985
Pharmacia Corporation(+)....................         6,800        284,036
Teva Pharmaceutical Industries Ltd. ADR.....           700         26,880
                                                              -----------
                                                                  598,043
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
PHARMACEUTICAL SERVICES -- 0.59%+
AmerisourceBergen Corporation...............           600    $    34,920
McKesson Corporation........................         1,250         35,537
                                                              -----------
                                                                   70,457
                                                              -----------
PHOTOGRAPHIC EQUIPMENT AND SUPPLIES --0.20%+
Eastman Kodak Company.......................           800         24,240
                                                              -----------
RADIO AND TELEVISION BROADCASTING AND
  COMMUNICATIONS EQUIPMENT -- 0.19%+
QUALCOMM Incorporated*......................           600         22,596
                                                              -----------
RESTAURANTS -- 1.29%+
Applebee's International, Inc. .............           600         15,600
Brinker International, Inc.*(+).............         1,350         40,163
CBRL Group, Inc.(+).........................         1,260         40,194
Jack in the Box Inc.*.......................         1,600         25,760
Landry's Restaurants, Inc. .................         1,670         32,198
                                                              -----------
                                                                  153,915
                                                              -----------
RETAIL -- APPAREL AND TEXTILES -- 1.79%+
AnnTaylor Stores Corporation*...............         1,400         26,054
Burlington Coat Factory Warehouse
  Corporation...............................           440          7,832
Foot Locker, Inc. ..........................         2,000         20,200
Linens 'n Things, Inc.*.....................         1,300         30,303
Michaels Stores, Inc.*(+)...................         1,920         64,800
Pacific Sunwear of California, Inc.*........         2,085         37,947
Quiksilver, Inc.*...........................           970         25,560
                                                              -----------
                                                                  212,696
                                                              -----------
RETAIL -- AUTO PARTS -- 0.38%+
AutoZone, Inc.*(+)..........................           680         44,683
                                                              -----------
RETAIL -- BUILDING MATERIALS -- 0.39%+
Lowe's Companies, Inc. .....................           450         15,381
Tractor Supply Company*.....................           850         31,373
                                                              -----------
                                                                   46,754
                                                              -----------
RETAIL -- COMPUTER EQUIPMENT -- 0.26%+
CDW Computer Centers, Inc.*(+)..............           700         30,863
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
RETAIL -- DEPARTMENT STORES -- 0.49%+
J.C. Penney Company, Inc. ..................         1,670    $    32,381
Kohl's Corporation*(+)......................           500         26,185
                                                              -----------
                                                                   58,566
                                                              -----------
RETAIL -- DISCOUNT STORES -- 0.80%+
Dollar Tree Stores, Inc.*...................           900         19,765
SUPERVALU INC. .............................         2,050         30,504
Target Corporation..........................         1,170         33,006
Wal-Mart Stores, Inc. ......................           250         11,950
                                                              -----------
                                                                   95,225
                                                              -----------
RETAIL -- DRUG STORES -- 0.27%+
CVS Corporation.............................           900         20,358
Walgreen Co.(+).............................           390         11,310
                                                              -----------
                                                                   31,668
                                                              -----------
SCHOOLS -- 0.35%+
Apollo Group, Inc. -- Class A*(+)...........           950         42,237
                                                              -----------
SEMICONDUCTORS AND RELATED DEVICES -- 2.36%+
Analog Devices, Inc.*.......................         1,100         26,323
Cabot Microelectronics Corporation*.........           390         17,121
Fairchild Semiconductor International,
  Inc. -- Class A*(+).......................         2,500         27,350
FSI International, Inc.*....................           540          1,550
Intel Corporation...........................         1,300         20,358
Intersil Corporation -- Class A*............         1,800         26,100
Marvell Technology Group Ltd.*..............         1,310         23,934
Microchip Technology Incorporated...........         1,200         26,508
NVIDIA Corporation*(+)......................         2,100         21,672
QLogic Corporation*(+)......................         1,480         49,254
Texas Instruments Incorporated..............         1,800         28,620
Veeco Instruments Inc.*.....................           920         12,880
                                                              -----------
                                                                  281,670
                                                              -----------
SPORTING AND ATHLETIC GOODS -- 0.21%+
Callaway Golf Company.......................         2,100         25,158
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------
TELEPHONE COMMUNICATIONS -- 1.84%+
AT&T Corp. .................................           540    $    10,519
BellSouth Corporation.......................         1,000         22,780
CenturyTel, Inc.(+).........................         1,550         47,012
Harris Corporation..........................           600         18,720
Nextel Communications, Inc. -- Class
  A*(+).....................................         2,700         34,074
Nokia Oyj ADR...............................         1,300         18,707
United States Cellular Corporation*.........         1,200         28,620
Verizon Communications Inc. ................         1,000         38,280
                                                              -----------
                                                                  218,712
                                                              -----------
TELEVISION BROADCASTING STATIONS -- 0.36%+
Fox Entertainment Group, Inc. -- Class A*...           840         23,209
Univision Communications Inc. -- Class A*...           760         20,034
                                                              -----------
                                                                   43,243
                                                              -----------
TOBACCO -- 0.22%+
Altria Group, Inc. .........................           700         26,509
                                                              -----------
TRANSPORTATION SERVICES -- 1.13%+
FedEx Corp. ................................           650         34,190
Royal Caribbean Cruises Ltd. ...............         1,660         26,510
Ryder System, Inc. .........................           880         19,826
SkyWest, Inc. ..............................         2,300         26,473
Union Pacific Corporation...................           250         14,265
Yellow Corporation*.........................           550         12,849
                                                              -----------
                                                                  134,113
                                                              -----------
TOTAL COMMON STOCKS
  (COST $6,459,142).........................                    6,400,818
                                                              -----------
                                                PRINCIPAL
CORPORATE BONDS -- CONVERTIBLE -- 36.32%+         AMOUNT
-------------------------------------------------------------------------
ADVERTISING AGENCIES -- 1.75%+
Lamar Advertising Company, CLB, 5.250%,
  9/15/2006(+)..............................    $  200,000        208,750
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.40%+
L-3 Communications Holdings, Inc., 4.000%,
  9/15/2011(+)..............................    $  150,000    $   167,438
                                                              -----------
BIOMEDICAL PRODUCTS -- 2.30%+
Enzon Pharmaceuticals, Inc., 4.500%,
  7/1/2008(+)...............................       350,000        274,313
                                                              -----------
CABLE SERVICES -- 3.59%+
Liberty Media Corporation, 3.500%,
  1/15/2031(+)..............................       300,000        192,000
Liberty Media Corporation, 3.250%,
  3/15/2031(+)..............................       250,000        235,312
                                                              -----------
                                                                  427,312
                                                              -----------
COMPUTERS -- SOFTWARE -- 2.49%+
SanDisk Corporation, 4.500%,
  11/15/2006(+).............................       250,000        297,187
                                                              -----------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 2.13%+
Masco Corporation, 0.000%, 7/20/2031(+).....       600,000        254,250
                                                              -----------
CRUDE PETROLEUM AND NATURAL GAS -- 1.51%+
Anadarko Petroleum Corporation, 0.000%,
  3/7/2020(+)...............................       300,000        179,625
                                                              -----------
FINANCIAL SERVICES -- 2.14%+
E*TRADE Group, Inc., 6.750%, 5/15/2008(+)...       300,000        255,000
                                                              -----------
GOLD ORES -- 3.92%+
Freeport-McMoRan Copper & Gold, Inc.,
  8.250%, 1/31/2006(+)......................       300,000        466,500
                                                              -----------
MANUFACTURING -- DIVERSIFIED
  OPERATIONS -- 3.13%+
Tyco International Ltd., 0.000%,
  11/17/2020(+).............................       500,000        372,500
                                                              -----------
MEDICAL -- HEALTH CARE SERVICES -- 1.62%+
Universal Health Services, Inc., 0.426%,
  6/23/2020(+)..............................       300,000        193,500
                                                              -----------
PHARMACEUTICAL PREPARATIONS -- 1.44%+
Medicis Pharmaceutical Corporation, 2.500%,
  6/4/2032(+)...............................       150,000        171,000
                                                              -----------
RETAIL -- COMPUTER EQUIPMENT -- 1.47%+
Best Buy Co., Inc., 2.250%, 1/15/2022(+)....       200,000        175,000
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Investments -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
RETAIL -- DEPARTMENT STORES -- 1.57%+
Kohl's Corporation, 0.000%, 6/12/2020(+)....    $  300,000    $   187,500
                                                              -----------
SEMICONDUCTORS AND RELATED DEVICES -- 4.69%+
Agere Systems, Inc., 6.500%,
  12/15/2009(+).............................       300,000        286,500
ASML Holding N.V. ADR, 5.750%,
  10/15/2006++(+)...........................       300,000        271,950
                                                              -----------
                                                                  558,450
                                                              -----------
TELEPHONE COMMUNICATIONS -- 1.17%+
Nextel Communications, Inc., 6.000%,
  6/1/2011(+)...............................       150,000        138,938
                                                              -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (COST $4,067,054).........................                    4,327,263
                                                              -----------
REPURCHASE AGREEMENTS -- 11.09%+
--------------------------------
The Bear Stearns Companies Inc., 1.2700%,
  dated 1/31/2003, due 2/3/2003 repurchase
  price $1,320,948 (cost
  $1,320,807)+++(+).........................     1,320,807      1,320,807
                                                              -----------
TOTAL INVESTMENTS -- 101.14%+
  (COST $11,847,003)........................                  $12,048,888
                                                              ===========

------------------------------
   * -- Non-income producing security.

ADR -- American Depository Receipts.

   + -- Calculated as a percentage of net assets.

  ++ -- Callable only if stock price equals predetermined price. As of January
        31, 2003, bond is not callable.

 +++ -- Collateralized by U.S. Government or U.S. Government Agency securities,
        U.S. Government Agency mortgage-backed securities, certificates of deposits or banker's acceptances.

   (+) -- All or a portion of the shares have been committed as collateral for open short positions.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- January 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                    SHARES       VALUE
-------------------------------------------------------------------------
99 Cents Only Stores............................     1,250     $   32,325
Abbott Laboratories.............................       700         26,684
Accenture Ltd. -- Class A.......................       750         12,412
Agere Systems, Inc. -- Class A..................    79,400        140,538
Agilent Technologies, Inc. .....................     1,300         21,424
Albertson's, Inc. ..............................       900         19,350
Allergan, Inc. .................................       240         14,561
Allied Waste Industries, Inc. ..................     2,150         21,027
Alpharma Inc. -- Class A........................     2,700         44,631
Altera Corporation..............................     1,570         17,239
Amphenol Corporation -- Class A.................       510         20,782
Anadarko Petroleum Corporation..................     1,400         64,554
Andrew Corporation..............................     2,100         19,404
Anixter International Inc. .....................       410          9,225
Aon Corporation.................................     2,160         40,889
Apogent Technologies Inc. ......................     1,660         28,419
Applied Materials, Inc. ........................       370          4,429
AptarGroup, Inc. ...............................       670         19,216
Arch Chemicals, Inc. ...........................     1,300         24,284
Ashland Inc. ...................................       900         24,966
ASML Holding N.V. ADR...........................     6,400         51,264
Associated Banc-Corp............................       800         27,672
Autodesk, Inc. .................................     1,800         26,892
Bank of America Corporation.....................       600         42,030
Bank One Corporation............................       780         28,478
Barnes & Noble, Inc. ...........................     1,600         27,840
Barr Laboratories, Inc. ........................       600         47,430
Bausch & Lomb Incorporated......................       650         21,613
Best Buy Co., Inc. .............................     1,500         39,135
Big Lots, Inc. .................................     1,600         20,000
Biogen, Inc. ...................................     1,290         49,343
Biovail Corporation.............................       900         26,145
BJ Services Company.............................       690         21,093
BJ's Wholesale Club, Inc. ......................       920         14,168
Boise Cascade Corporation.......................     1,000         23,910
Bowater Incorporated............................     1,050         42,682
Broadcom Corporation -- Class A.................     1,200         16,248

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                    SHARES       VALUE
-------------------------------------------------------------------------
Brown-Forman Corporation -- Class B.............       420     $   26,099
Burlington Northern Santa Fe Corporation........     1,400         36,358
Cadence Design Systems, Inc. ...................     1,700         16,864
Campbell Soup Company...........................     1,800         43,146
CarMax, Inc. ...................................     1,820         29,520
Catalina Marketing Corporation..................     1,640         31,980
CDW Computer Centers, Inc. .....................       760         33,508
Cerner Corporation..............................       800         29,495
Cintas Corporation..............................       770         31,801
Circuit City Stores, Inc. ......................     2,620         15,694
Citrix Systems, Inc. ...........................     1,850         25,530
Clayton Homes, Inc. ............................     2,040         24,990
CNF Inc. .......................................       600         18,072
Cognex Corporation..............................       870         18,505
Comcast Corporation -- Special Class A..........       900         23,022
CommScope, Inc. ................................       750          6,352
Comverse Technology, Inc. ......................     2,100         19,992
Cooper Cameron Corporation......................       950         46,047
Cooper Industries, Ltd. -- Class A..............     1,300         46,059
Cooper Tire & Rubber Company....................     1,800         25,740
Corn Products International, Inc. ..............     1,580         47,321
Cox Communications, Inc. -- Class A.............     1,850         53,539
Cross Country, Inc. ............................     1,500         21,540
CSX Corporation.................................       800         22,424
Cummins Inc. ...................................       800         19,760
Danaher Corporation.............................       650         39,916
Darden Restaurants, Inc. .......................     1,000         21,700
Dell Computer Corporation.......................       350          8,351
DeVry, Inc. ....................................     1,300         21,970
Diebold, Incorporated...........................       700         24,507
Dover Corporation...............................     1,030         26,955
Dow Jones & Company, Inc. ......................     1,000         40,360
E*TRADE Group, Inc. ............................     8,200         36,900
EchoStar Communications Corporation -- Class
  A.............................................     1,200         31,140
Ecolab Inc. ....................................       600         29,580
Electronic Data Systems Corporation.............     1,100         18,645

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                    SHARES       VALUE
-------------------------------------------------------------------------
Eli Lilly and Company...........................       680     $   40,963
Emerson Electric Co. ...........................       670         31,443
Enzon Pharmaceuticals, Inc. ....................     3,500         61,215
Ethan Allen Interiors Inc. .....................       950         29,972
Express Scripts, Inc. ..........................       830         46,106
Fairchild Semiconductor International,
  Inc. -- Class A...............................       390          4,267
Fastenal Company................................     1,280         42,394
Federal Signal Corporation......................     1,300         21,099
Fifth Third Bancorp.............................       490         26,142
FleetBoston Financial Corporation...............     1,000         26,110
Freeport-McMoRan Copper & Gold, Inc. -- Class
  B.............................................    21,300        399,801
Gannett Co., Inc. ..............................       300         21,798
GATX Corporation................................     1,490         28,414
Genesis Microchip Incorporated..................       480          6,898
Genzyme Corporation.............................     1,300         41,977
Georgia-Pacific Corporation.....................     1,700         26,146
Granite Construction Incorporated...............       660         10,032
Great Plains Energy Incorporated................     1,600         35,920
Greater Bay Bancorp.............................     1,600         27,344
Group 1 Automotive, Inc. .......................       620         15,413
Guidant Corporation.............................       550         18,491
Halliburton Company.............................     1,400         26,264
Hanover Compressor Company......................     1,140         10,636
Harte-Hanks, Inc. ..............................       900         16,542
HCA Inc. .......................................       500         21,370
Health Management Associates, Inc. -- Class A...     3,330         61,672
Health Net Inc. ................................       800         21,552
Heidrick & Struggles International, Inc. .......     1,400         18,102
Hilton Hotels Corporation.......................     1,700         19,907
HON INDUSTRIES Inc. ............................       900         23,328
Horizon Organic Holding Corporation.............       800         10,232
Hormel Foods Corporation........................       870         19,584
ICN Pharmaceuticals, Inc. ......................     2,200         24,552
IDEC Pharmaceuticals Corporation................       530         17,008
IMC Global Inc. ................................     1,630         15,925
IMS Health Incorporated.........................     2,930         49,370

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                    SHARES       VALUE
-------------------------------------------------------------------------
Inco Limited....................................     1,000     $   22,380
International Flavors & Fragrances Inc. ........     1,000         31,770
Internet Security Systems, Inc. ................     1,660         21,563
Invacare Corporation............................       720         21,845
Iron Mountain Incorporated......................       870         27,588
Jabil Circuit, Inc. ............................     1,500         23,415
Keane, Inc. ....................................     1,240         10,032
Kellogg Company.................................       600         20,040
KEMET Corporation...............................     1,270          9,652
Knight-Ridder, Inc. ............................       520         35,214
Kohl's Corporation..............................       300         15,711
L-3 Communications Holdings, Inc. ..............     1,800         80,586
Lamar Advertising Company.......................     1,900         66,082
Leggett & Platt, Incorporated...................     3,130         63,226
Lincare Holdings Inc. ..........................     1,650         47,091
Loews Corporation...............................       600         26,412
Lyondell Chemical Company.......................     3,200         40,992
Magna International Inc. -- Class A.............       500         28,500
Manor Care, Inc. ...............................     2,740         52,663
Markel Corporation..............................       260         52,884
Marsh & McLennan Companies, Inc. ...............       850         36,236
Masco Corporation...............................     1,100         20,009
Massey Energy Company...........................     1,100          8,910
MAXIMUS, Inc. ..................................       510         12,184
MBIA Inc. ......................................       650         26,637
MBNA Corporation................................     1,370         23,057
McDonald's Corporation..........................     1,210         17,230
MeadWestvaco Corporation........................     1,200         28,860
Medicis Pharmaceutical Corporation -- Class A...     2,900        149,785
MedImmune, Inc. ................................       700         20,853
Mercantile Bankshares Corporation...............     1,810         68,146
Mercury Interactive Corporation.................     1,100         39,105
Merrill Lynch & Co., Inc. ......................       500         17,510
Metro-Goldwyn-Mayer Inc. .......................     1,600         16,480
Micron Technology, Inc. ........................     1,340         11,001
Millipore Corporation...........................     1,490         48,142

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                    SHARES       VALUE
-------------------------------------------------------------------------
Mohawk Industries, Inc. ........................       600     $   31,608
Motorola, Inc. .................................     7,100         56,658
Mylan Laboratories Inc. ........................       900         24,048
National Instruments Corporation................       800         25,816
Navistar International Corporation..............       900         21,663
NDCHealth Corporation...........................     1,090         23,697
Newport Corporation.............................       210          2,442
Nextel Communications, Inc. -- Class A..........     5,100         64,362
NIKE, Inc. -- Class B...........................       900         40,086
NiSource Inc. ..................................     1,300         23,101
Northern Trust Corporation......................     1,000         34,200
Novellus Systems, Inc. .........................       430         12,663
NVIDIA Corporation..............................       560          5,779
Omnicom Group Inc. .............................       600         36,180
Orthodontic Centers of America, Inc. ...........     3,210         38,456
Outback Steakhouse, Inc. .......................     1,610         52,567
Palm, Inc. .....................................     1,700         26,367
Papa John's International, Inc. ................     1,030         25,987
PartnerRe Ltd. .................................       500         25,250
Patterson Dental Company........................       460         18,943
Patterson-UTI Energy, Inc. .....................     1,550         47,290
Paychex, Inc. ..................................       700         17,626
Payless ShoeSource, Inc. .......................       390         18,662
Pfizer Inc. ....................................     9,500        288,420
Phelps Dodge Corporation........................     1,050         36,277
Pinnacle West Capital Corporation...............       800         24,920
PNC Financial Services Group....................       600         26,424
Precision Castparts Corp. ......................     1,400         35,462
Quest Software, Inc. ...........................     1,340         13,588
R.J. Reynolds Tobacco Holdings, Inc. ...........     1,000         42,360
RadioShack Corporation..........................     1,400         27,930
Raytheon Company................................     1,880         56,569
ResMed Inc. ....................................       690         22,874
Robert Half International Inc. .................     1,550         23,498
Rockwell Automation, Inc. ......................     1,700         39,185
Roslyn Bancorp, Inc. ...........................     1,500         29,565

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                    SHARES       VALUE
-------------------------------------------------------------------------
Ruddick Corporation.............................     2,450     $   31,507
SanDisk Corporation.............................    10,900        166,247
Schering-Plough Corporation.....................     1,200         21,732
Sealed Air Corporation..........................       700         26,404
Siebel Systems, Inc. ...........................       790          6,604
Skyworks Solutions, Inc. .......................     1,980         13,781
Smithfield Foods, Inc. .........................       640         11,571
Smurfit-Stone Container Corporation.............     1,800         25,416
Southwest Airlines Co. .........................     3,240         42,282
Southwest Bancorporation of Texas, Inc. ........       900         29,277
SPX Corporation.................................       380         14,098
St. Jude Medical, Inc. .........................       500         21,785
Starwood Hotels & Resorts Worldwide, Inc. ......     1,710         40,099
Stone Energy Corporation........................       800         27,208
Storage Technology Corporation..................     1,100         24,310
Swift Transportation Co., Inc. .................     1,000         16,000
Sylvan Learning Systems, Inc. ..................       760         12,160
Sysco Corporation...............................     1,300         38,181
TCF Financial Corporation.......................       800         34,880
Techne Corporation..............................       840         19,169
Teekay Shipping Corporation.....................     1,100         42,911
Temple-Inland Inc. .............................       600         25,932
Teradyne, Inc. .................................     1,400         14,546
The Bank of New York Company, Inc. .............     1,350         34,155
The Boeing Company..............................     1,150         36,329
The Cheesecake Factory Incorporated.............     1,280         40,704
The Coca-Cola Company...........................     1,760         71,210
The Gillette Company............................     1,490         44,551
The May Department Stores Company...............     1,300         26,650
The Men's Wearhouse, Inc. ......................     2,890         40,489
The MONY Group Inc. ............................     1,360         31,334
The New York Times Company -- Class A...........       500         24,420
The TJX Companies, Inc. ........................     1,350         24,786
The Walt Disney Company.........................     2,250         39,375
Tiffany & Co. ..................................       890         20,692
Toll Brothers, Inc. ............................       690         13,882

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA STRATEGIES I FUND

Schedule of Securities Sold Short -- January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                    SHARES       VALUE
-------------------------------------------------------------------------
Tom Brown, Inc. ................................       600     $   14,988
Too, Inc. ......................................     1,680         27,972
Tribune Company.................................       600         29,040
Tupperware Corporation..........................     2,100         32,466
TXU Corp. ......................................     1,100         20,185
Tyson Foods, Inc. -- Class A....................     3,750         38,663
Ultimate Electronics, Inc. .....................       520          4,711
United Parcel Service, Inc. -- Class B..........       600         36,198
United Stationers Inc. .........................       280          6,233
Unitrin, Inc. ..................................       580         15,080
Universal Health Services, Inc. -- Class B......     2,400        111,792
UST Inc. .......................................     1,040         32,136
UTStarcom, Inc. ................................     1,000         19,270
Viacom Inc. -- Class A..........................       320         12,336
Viacom Inc. -- Class B..........................     3,700        142,635
Wachovia Corporation............................     1,200         43,164
Waddell & Reed Financial, Inc. -- Class A.......     2,200         40,238
Walgreen Co. ...................................       600         17,400
Walter Industries, Inc. ........................       810          8,870
Waste Management, Inc. .........................     1,510         34,715
Watson Pharmaceuticals, Inc. ...................       900         27,252
West Corporation................................       910         14,879
Xcel Energy, Inc. ..............................     2,200         24,244
                                                               ----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS
  $7,868,173)...................................               $7,955,131
                                                               ==========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

ALPHA STRATEGIES I FUND
----------------------------------------------------------------
Assets:
  Investments, at value (cost $11,847,003).......    $12,048,888
  Cash...........................................         66,121
  Deposit at broker for short sales..............      7,819,934
  Receivable for investments sold................        372,699
  Receivable for Fund shares issued..............          4,000
  Dividends and interest receivable..............         29,142
  Other receivables..............................          1,470
                                                     -----------
        Total Assets.............................     20,342,254
                                                     -----------
Liabilities:
  Securities sold short, at value (proceeds
     $7,868,173).................................      7,955,131
  Payable for investments purchased..............        434,689
  Payable to Adviser.............................         24,980
  Payable for service fees.......................          2,498
  Accrued expenses and other liabilities.........         12,390
                                                     -----------
        Total Liabilities........................      8,429,688
                                                     -----------
Net Assets.......................................    $11,912,566
                                                     ===========
Net Assets Consist of:
  Capital stock..................................    $11,915,488
  Accumulated undistributed net investment
     loss........................................        (87,637)
  Accumulated undistributed net realized loss on
     investments sold and securities sold
     short.......................................        (30,212)
  Net unrealized appreciation (depreciation) on:
     Investments.................................        201,885
     Short positions.............................        (86,958)
                                                     -----------
        Total Net Assets.........................    $11,912,566
                                                     ===========
  Shares outstanding (unlimited shares
     authorized, $0.001 par value)...............      1,192,137
  Net asset value, offering and redemption price
     per share...................................    $      9.99
                                                     ===========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF OPERATIONS

For the Period Ending January 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

          ALPHA STRATEGIES I FUND
-------------------------------------------------------------------
Investment Income:
  Dividend income on long positions (net of
     taxes withheld of $87)................                $ 24,811
  Interest income..........................                  83,509
                                                           --------
        Total Investment Income............                 108,320
                                                           --------
Expenses:
  Investment advisory fees.................     103,039
  Shareholder servicing fees...............      10,304
  Other expenses...........................      51,107
                                               --------
        Total operating expenses before
           dividends on short positions....                 164,450
  Interest expense on loan outstanding.....                      --
  Dividends on short positions (net of
     taxes withheld of $24)................                  31,507
                                                           --------
        Total Expenses.....................                 195,957
                                                           --------
        Net Investment Income..............                 (87,637)
                                                           --------
Realized and Unrealized Gain (Loss) on
  Investments:
  Realized gain (loss) on:
     Investments...........................     188,396
     Short transactions....................    (218,608)
                                               --------
     Net Realized Loss on Investments and
        Short Transactions.................                 (30,212)
  Change in unrealized appreciation
     (depreciation) on:
     Investments...........................     201,885
     Short positions.......................     (86,958)
                                               --------
     Net Unrealized Gain on Investments and
        Short Transactions.................                 114,927
                                                           --------
     Net Realized and Unrealized Gain on
        Investments and Short
        Transactions.......................                  84,715
                                                           --------
Net Decrease in Net Assets Resulting from
  Operations...............................                $ (2,922)
                                                           ========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   PERIOD FROM
                                              SEPTEMBER 23, 2002(1)
                                                     THROUGH
                                                JANUARY 31, 2003
ALPHA STRATEGIES I FUND                            (UNAUDITED)
-------------------------------------------------------------------
Operations:
  Net investment loss.....................         $   (87,637)
  Net realized loss on investments sold
     and securities sold short............             (30,212)
  Change in unrealized appreciation on
     investments and short positions......             114,927
                                                   -----------
  Net Decrease in Net Assets Resulting
     from Operations......................              (2,922)
                                                   -----------
Dividends and Distributions to
  Shareholders:
  Net investment income...................                  --
  Net realized gain on security
     transactions.........................                  --
                                                   -----------
  Total Dividends and Distributions.......                  --
                                                   -----------
Capital Share Transactions:
  Proceeds from shares sold...............          11,826,464
  Proceeds from shares issued to holders
     in reinvestment of dividends.........                  --
  Cost of shares redeemed.................             (10,976)
                                                   -----------
  Net Increase in Net Assets from Fund
     Share Transactions...................          11,815,488
                                                   -----------
Total Increase in Net Assets..............          11,812,566
Net Assets:
  Beginning of period.....................             100,000
                                                   -----------
  End of period*..........................         $11,912,566
                                                   ===========
  * Including undistributed net investment
     loss.................................         $   (87,637)
                                                   ===========

------------------------------
(1) Commencement of Operations.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2003 (Unaudited)
--------------------------------------------------------------------------------
1. ORGANIZATION

AIP Alternative Strategies Funds (the "Trust") was organized as a Delaware business trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing one series of shares to investors, Alpha Strategies I Fund (the "Fund"). The Fund is a non-diversified series and seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies. The Fund commenced operations on September 23, 2002. The fiscal year end of the Fund is July 31.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities that are listed on a U.S. securities exchange (whether domestic or foreign) or the Nasdaq Stock Market ("NSM") for which price quotations are readily available are valued at the last quoted price as of 4:00 p.m. Eastern time on the day the valuation is made. Open short positions that are traded on the New York Stock Exchange (the "NYSE"), the American Stock Exchange (the "AMEX") and on the Nasdaq National Market System (the "NMS") are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Securities and other assets for which market quotations are not readily available (including restricted securities)

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

will be valued in good faith at fair value under the supervision of the Trustees.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. It is the Trust's policy that the Fund will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

SHORT SALES
The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Fund does not require the brokers to maintain collateral in support of these receivables.

COLLATERAL ON SHORT SALES
As collateral for short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES
The Trust intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Trust intends to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

USE OF ESTIMATES
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

CREDIT FACILITY
Custodial Trust Company has made available to the Fund a credit facility pursuant to a Loan and Pledge Agreement ("Agreement") dated September 30, 2002 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company. At January 31, 2003, the Fund did not have an outstanding loan payable balance. As collateral for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The assets are required to be adjusted daily to reflect changes in the amount of the loan outstanding.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Investment

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

income for the Fund includes $27,715 of interest earned on receivables from brokers for proceeds on securities sold short.

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the period ended January 31, 2003 (excluding short-term investments) aggregated $16,151,677 and $5,823,820, respectively.

At January 31, 2003, unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Appreciated Securities.....................    $ 608,248
(Depreciated) Securities...................     (406,363)
                                               ---------
Net Appreciation...........................    $ 201,885
                                               =========

At January 31, 2003, cost of investments for federal income tax purposes was $11,847,003. The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses and constructive sales.

For the period ended January 31, 2003, the Fund had no distributable earnings.

4. INVESTMENT ADVISORY AGREEMENTS

The Fund has entered into an Investment Advisory Agreement (the "Agreement") with Alternative Investment Partners, LLC (the "Adviser"), whereby the Adviser receives an annual advisory fee of 2.50% of the Fund's average daily assets. For the period ending January 31, 2003, the Fund paid the Adviser $103,039 pursuant to the Agreement. The Adviser has also entered into an Operating Services Agreement with the Fund to provide virtually all day-to-day operational services to the Fund. The Fund pays the Adviser an annual operating service fee of 1.24% of the Fund's average daily assets. The Fund paid the Adviser $51,107 for the period ending January 31, 2003, pursuant to the Operating Services Agreement. The Adviser pays all the fees and

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders. The Adviser also pays all the expenses related to marketing the Fund and related bookkeeping. The Adviser is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Adviser receives an annual shareholder service fee equal to 0.25% of the Fund's average daily net assets. For the period ending January 31, 2003 the Fund paid the Adviser $10,304 pursuant to the shareholder servicing fee. The combined effect of the Advisory Agreement, Operating Services Agreement, and the shareholder servicing fee is to place a cap or ceiling on the Fund's annual operating expenses at 3.99%, excluding brokerage commissions, interest on Fund borrowing, and dividends paid on short sales.

Pursuant to the sub-advisory agreements between the Adviser and various sub-advisers, who provide services to the Fund, the Adviser compensates the sub-advisers based on each sub-advisers average daily net assets of the Fund.

The Adviser is affiliated with Asset Alliance Corporation ("Asset Alliance"). Asset Alliance is also affiliated with the Fund's Portfolio Research Consultant, Trust Advisors, LLC. As a result, the Adviser is also affiliated with the Research Consultant.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                                         PERIOD ENDED
                                       JANUARY 31, 2003
                                   ------------------------
                                    SHARES        AMOUNT
                                   ---------    -----------
Shares sold....................    1,183,253    $11,826,464
Shares issued to shareholders
  in reinvestment of
  distributions................           --             --
Shares redeemed................       (1,116)       (10,976)
                                   ---------    -----------
Net increase...................    1,182,137     11,815,488
Shares outstanding:
  Beginning of period..........       10,000        100,000
                                   ---------    -----------
  End of period................    1,192,137    $11,915,488
                                   =========    ===========

6. CONTROL PERSONS

As of January 31, 2003, the Adviser, its employees and affiliates owned 84% of the outstanding shares of the Fund. A shareholder that owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

AIP Alternative Strategies Funds
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   PERIOD FROM
                                              SEPTEMBER 23, 2002(1)
                                                     THROUGH
                                                JANUARY 31, 2003
         ALPHA STRATEGIES I FUND                   (UNAUDITED)
-------------------------------------------------------------------
PER SHARE DATA(2):
Net Asset Value, Beginning of Period......         $     10.00
                                                   -----------
  Income from Investment Operations:
     Net investment loss..................               (0.07)(3)
     Net realized and unrealized gain on
        investments.......................                0.06
                                                   -----------
     Total Loss from Investment
        Operations........................               (0.01)
                                                   -----------
  Less Dividends and Distributions:
     Net investment income................                  --
     Net realized gains...................                  --
                                                   -----------
     Total Dividends and Distributions....                  --
                                                   -----------
Net Asset Value, End of Period............         $      9.99
                                                   ===========
Total Return..............................               (0.10%)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period.................         $11,912,566
Ratio of operating expenses to average net
  assets:.................................                3.99%(5)(6)
Ratio of interest expense and dividends on
  short positions to average net
  assets:.................................                0.76%(5)
Ratio of net investment loss to average
  net assets:.............................               (2.13%)(5)
Portfolio turnover rate...................                 369%

------------------------------
(1) Commencement of operations.

(2) Information presented relates to a share of capital stock outstanding for the entire period.

(3) Net investment loss per share before dividends on short positions for the period ending January 31, 2003 was ($0.05).

(4) Not annualized.

(5) Annualized.

(6) The operating expense ratio excludes interest expense and dividends on short positions. The ratio including dividends on short positions for the period ending January 31, 2003 was 4.75%, annualized.
                       See notes to financial statements.

                               INVESTMENT ADVISER
                      Alternative Investment Partners, LLC
                       701 Westchester Avenue, Suite 205W
                             White Plains, NY 10604

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                        ADMINISTRATOR AND TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                                 LEGAL COUNSEL
                            Spitzer & Feldman, P.C.
                                405 Park Avenue
                               New York, NY 10022

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 1-877-Low-Beta
                                (1-877-569-2382)

            The Fund's Statement of Additional Information contains
       additional information about the Fund's Trustees and is available without charge upon request by calling

                                 1-877-569-2382

                 This report must be accompanied or preceded by
                         the Fund's current prospectus.